Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other commitments
Maturity less than 1 year	43,773	62,108
Maturity between 1 to 3 years	33,560	27,924
Maturity between 3 to 5 years	46,534	35,481
Maturity greater than 5 years	11,219	7,773
Total gross amount	135,086	133,286
Total net amount	130,139	128,968
Collateral received	68,020	78,620
Unused revocable credit limits	100,905	90,254
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,722	5,484
Maturity between 1 to 3 years	11	27
Maturity between 3 to 5 years	1	1
Maturity greater than 5 years	0	0
Total gross amount	4,734	5,512
Total net amount	4,575	5,452
Collateral received	2,769	3,381
Loan commitments
Other commitments
Maturity less than 1 year	30,023	27,250
Maturity between 1 to 3 years	32,781	26,877
Maturity between 3 to 5 years	46,490	35,376
Maturity greater than 5 years	10,996	7,487
Total gross amount	120,290	96,990
Total net amount	115,502	92,732
Collateral received	56,959	47,996
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	8,292	26,893
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	8,292	26,893
Total net amount	8,292	26,893
Collateral received	8,292	26,893
Other commitments
Other commitments
Maturity less than 1 year	736	2,481
Maturity between 1 to 3 years	768	1,020
Maturity between 3 to 5 years	43	104
Maturity greater than 5 years	223	286
Total gross amount	1,770	3,891
Total net amount	1,770	3,891
Collateral received	0	350
Bank
Other commitments
Maturity less than 1 year	43,637	61,961
Maturity between 1 to 3 years	33,530	27,899
Maturity between 3 to 5 years	46,484	35,430
Maturity greater than 5 years	11,188	7,769
Total gross amount	134,839	133,059
Total net amount	129,892	128,741
Collateral received	68,019	78,619
Unused revocable credit limits	97,608	87,161
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,717	5,478
Maturity between 1 to 3 years	11	27
Maturity between 3 to 5 years	1	1
Maturity greater than 5 years	0	0
Total gross amount	4,729	5,506
Total net amount	4,570	5,446
Collateral received	2,769	3,380
Bank | Loan commitments
Other commitments
Maturity less than 1 year	29,938	27,154
Maturity between 1 to 3 years	32,751	26,852
Maturity between 3 to 5 years	46,440	35,326
Maturity greater than 5 years	10,965	7,483
Total gross amount	120,094	96,815
Total net amount	115,306	92,557
Collateral received	56,958	47,995
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	8,292	26,893
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	8,292	26,893
Total net amount	8,292	26,893
Collateral received	8,292	26,893
Bank | Other commitments
Other commitments
Maturity less than 1 year	690	2,436
Maturity between 1 to 3 years	768	1,020
Maturity between 3 to 5 years	43	103
Maturity greater than 5 years	223	286
Total gross amount	1,724	3,845
Total net amount	1,724	3,845
Collateral received	0	351